Stockholders' Equity	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity [Text Block]

13. Stockholders' Equity

    a. Share capital

Unlimited voting common shares without par value

Unlimited non-voting convertible Class A shares without par value

    Issuances

As of May 31, 2022, and February 28, 2022, the Company had 53,165,133 and 52,539,162 common shares outstanding, respectively, with a value of $38,391,371 and $38,046,097, respectively.

As of May 31, 2022, and February 28, 2022, the Company had 1,355,425 and 1,355,425 Class A shares outstanding, respectively, with a value of $480,479 and $480,479, respectively.

On May 4, 2022, 454,817 shares of common stock were issued on the exercise of 454,817 broker share purchase warrants at an exercise price of $0.4749 per share. Proceeds received from this exercise totaled $215,953.

On May 25, 2022, 28,154 shares of common stock were issued on the exercise of 28,154 stock options at an exercise price of $0.19 per share. Proceeds received from this exercise totaled $5,329.

On May 31, 2022, 143,000 Class A shares were issued to former owner of SDP at a fair market price of $0.75 per share These shares were issued upon completion of SDP's earn-out period. No cash was required to be received as consideration for these shares. Immediately following the issuance, the 143,000 Class A shares were exchanged for 143,000 common shares of the Company.

Shares to be issued

On May 31, 2022, SDP has concluded its earn-out period and achieved its milestones allowing SDP to receive its full earn-out compensation of 19,162,000 Class A shares (as described in detail in Note 4). These shares will be allocated to the previous owners of SDP based on their percentage of ownership on the date of sale. As of May 31, 2022, the fair value of the shares to be issued is $14,371,500.

As of May 31, 2022, the outstanding Class A shares to be issued are as follows:

	Number of Shares	Price per Share	Value of Shares
Amount to be issued to SDP sellers - May 31, 2022	19,162,000	0.75	$14,371,500
Shares issued	(143,000)	0.75	(107,250)
Balance as at May 31, 2022	19,019,000	0.75	$14,264,250

As of May 31, 2022, 143,000 Class A shares have been issued to one previous owner of SDP and 19,019,000 Class A shares are to be issued.

b. Share based compensation

The Company's Board of Directors determines, among other things, the eligibility of individuals to participate in the Option Plan and the term, vesting periods, and the exercise price of options granted under the Option Plan. The stock option vesting ranges over a 1 year to 10-year period. The outstanding stock options at May 31, 2022 are as follows:

Grant date	Exercise price	Number of options	Number of vested options	Weighted Avg Remaining Life (years)
March 28, 2014	$2.13	5,103	5,103	1.83
September 23, 2019	0.19	28,155	-	2.32
May 29, 2020	0.27	73,700	73,700	2.99
August 18, 2020	0.19	73,700	73,700	8.22
June 8, 2021	0.99	434,830	-	4.01
June 8, 2021	0.86	1,647,990	-	4.01
June 8, 2021	0.86	250,000	250,000	4.01
July 7, 2021	1.39	400,000	-	4.22
December 6, 2021	0.65	1,185,400	-	4.52
January 19, 2022	0.65	150,000	-	4.64
March 9, 2022	0.54	240,000	-	4.78
April 13, 2022	0.78	236,700	-	4.87
April 26, 2022	0.90	350,000	-	4.91
Total	$0.82	5,075,578	402,503	4.34
A summary of the Company's options are as follows:	Number of Options	Weighted Avg. Exercise Price
Balance as at February 28, 2021	2,793,380	$0.27
Options exercised	(1,605,042)	0.23
Options expired and forfeited	(1,345,746)	-
Options issued	4,434,440	0.75
Balance as at February 28, 2022	4,277,032	$0.78
Options exercised	(28,154)	0.01
Options exercised and forfeited	-	-
Options issued	826,700	0.12
Balance as at May 31, 2022	5,075,578	$0.82

The Company recognized $489,089 of stock-based compensation for the quarter ended May 31, 2022 ($19,087 for the quarter ended May 31, 2021).

On March 9, 2022, the Company issued 240,000 options to ten employees of SDP. The options vest over three years and are exercisable for a period of five years at an exercise price of $0.54 per option. The fair value of the options was estimated on the date of the grant at $0.53 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 201%; expected dividend yield of 0%; risk-free interest rate of 1.50%; stock price of $0.54; and expected life of 5 years.

On April 13, 2022, the Company issued 236,700 options to an officer of the Company. The options vest over three years and are exercisable for a period of five years at an exercise price of $0.78 per option. The fair value of the options was estimated on the date of the grant at $0.77 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 210%; expected dividend yield of 0%; risk-free interest rate of 1.54%; stock price of $0.78; and expected life of 5 years.

On April 26, 2022, the Company issued 350,000 options to two employees of the Company. The options vest over three years and are exercisable for a period of five years at an exercise price of $0.90 per option. The fair value of the options was estimated on the date of the grant at $0.86 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 214%; expected dividend yield of 0%; risk-free interest rate of 2.58%; stock price of $0.87; and expected life of 5 years.

c. Warrants

The following warrants have been issued this year:

Grant date	Exercise price	Number of warrants	Number of vested warrants	Weighted Avg Remaining Life (years)
May 21, 2021	41.25	2,121,232	2,121,232	0.55
May 21, 2021	0.47	421,414	421,414	0.55
May 21, 2021	0.85	243,675	243,675	0.55
November 11, 2021	0.86	199,804	199,804	1.45
February 15, 2022	0.55	542,431	542,431	2.71
February 15, 2022	0.70	7,749,000	7,749,000	2.71
Total	$0.79	11,277,556	11,277,556	2.16

A summary of the Company's warrants are as follows:

	Number of Warrants	Weighted Avg. Exercise Price
Balance as at February 28, 2021	-	$-
Warrants issued as part of finance deal	10,070,036	0.70
Broker warrants issued as part of finance deal	1,662,337	0.09
Balance as at February 28, 2022	11,732,373	$0.79
Warrants issued as part of finance deal	-	-
Broker warrants issued as part of finance deal	-	-
Broker warrants exercised	(454,817)
Balance as at May 31, 2022	11,277,556	$0.80

During the quarter ended May 31, 2022, no additional warrants were issued (February 28, 2022 - 10,070,036 warrants and 1,662,337 broker warrants were issued)

On May 4, 2022, 454,817 shares of common stock were issued on the exercise of 454,817 broker share purchase warrants at an exercise price of $0.4749 per share. Proceeds received from this exercise totaled $215,953.

14. Stockholders' Equity

a. Share capital

  Unlimited voting common shares without par value

  Unlimited non-voting convertible Class A shares without par value

Issuances

As of February 28, 2022, and February 28, 2021, the Company had 52,539,162 and 33,813,308 common shares outstanding, respectively, with a value of $38,046,097and $31,065,513, respectively.

As of February 28, 2022, and February 28, 2021, the Company had 1,355,425 and nil Class A shares outstanding, respectively, with a value of $480,479 and $0, respectively.

On September 6, 2020, the Company entered into a share for debt agreement, pursuant to which it issued an aggregate of 737,000 shares of common stock in satisfaction of $114,498 (US$88,000) of indebtedness owed to a service provider. The 737,000 shares of common stock were valued at $94,999 based on the share price on May 21, 2021, the date of issuance. A gain of $15,538 was recognized on the settlement of this debt.

On October 22, 2020, 28,154 common shares were issued on the exercise of 28,154 stock options for proceeds of $5,348 at an exercise price of $0.19 per share. The options had a fair value of $4,323.

On May 20, 2021, 1,492,425 shares of common stock were issued on the exercise of 1,492,425 stock options. 608,025 of the stock options were exercised at price of $0.19 per share and 884,400 of the stock options were exercised at $0.27 per share for total proceeds of $355,500.

On May 20, 2021, pursuant to a share exchange agreement, an aggregate of 1,355,425 shares of common stock with a value of $480,479 were exchanged for 1,355,425 Class A shares.

On May 21, 2021, 9,990,237 shares of common stock and 2,121,232 share purchase warrants to purchase 2,121,232 shares were issued in connection with the financing closed on December 21, 2020, for a total of $5,550,258 in proceeds. 7,869,005 of the shares of common stock were issued at an approximate price of $0.48 per common share and 2,121,232 of the shares of common stock were issued at an approximate price of $0.85 per share. Each warrant has an exercise price of $1.25 per share, which can be exercised until December 18, 2022. The total fair value of the warrants was estimated on the date of the grant to be $13,685 at a price of $0.01 per unit. The fair value was determined using the Black- Scholes option pricing model with the following assumptions: expected volatility of 80%; expected dividend yield of 0%; risk-free interest rate of 0.33%; stock price of $0.16; and expected life of 2 years.

Additionally, as part of the financing, the Company incurred share issuance costs totaling $256,993, which included paying cash of $249,768 and issuing 1,119,906 broker warrants as finders' commissions. Each broker warrant entitles the holder to acquire one common share until December 18, 2022. 876,231 of the broker warrants have an approximate exercise price of $0.47 and 243,675 of the broker warrants have an approximate exercise price of $0.85 per share. The total fair value of the 876,231 broker warrants was estimated on the date of the grant to be $23,118 at a price of $0.03 per unit. The total fair value of the 243,675 broker warrants was estimated on the date of the grant to be $2,918 with a price of $0.01 per unit. These fair values were determined using the Black- Scholes option pricing model with the following assumptions: expected volatility of 80%; expected dividend yield of 0%; risk-free interest rate of 0.33%; stock price of $0.16; and expected life of 2 years.

On August 20, 2021, 112,617 shares of common stock were issued on the exercise of 112,617 stock options at an exercise price of $0.19 per share. Proceeds received from this exercise totaled $21,392.

On November 11, 2021, 199,804 share purchase warrants to purchase 199,804 shares was issued. Each warrant has an exercise price of $0.86 per share, which can be exercised until November 11, 2023. The fair value of the warrants was estimated on the date of the grant at $0.70 per unit using the Black- Scholes option pricing model with the following assumptions: expected volatility of 183%; expected dividend yield of 0%; risk-free interest rate of 1%; stock price of $0.87; and expected life of 2 years.

On February 15, 2022, 7,749,000 shares of common stock and 7,749,000 share purchase warrants to purchase 7,749,000 shares were issued in connection with financing for a total of $4,261,950 in proceeds. The 7,749,000 shares of common stock were issued at a price of $0.55 per common share. Each warrant has an exercise price of $0.70 which can be exercised for 36 months. The total fair value of the warrants was estimated on the date of the grant to be $3,591,369 at a price of $0.46 per unit using the Black- Scholes option pricing model with the following assumptions: expected volatility of 192%; expected dividend yield of 0%; risk-free interest rate of 1.7%; stock price of $0.52; and expected life of 3 years.

Additionally, as part of the financing, the Company incurred share issuance costs totaling $665,113, which included paying cash of $410,284 and issuing 542,431 broker warrants as finders' commissions. Each broker warrant entitles the holder to acquire one common at an exercise price of $0.55 for a 36-month period, expiring February 15, 2025. The total fair value of the broker warrants was estimated on the date of the grant to be $254,829 at a price of $0.47 per unit using the Black- Scholes option pricing model with the following assumptions: expected volatility of 192%; expected dividend yield of 0%; risk-free interest rate of 1.7%; stock price of $0.52; and expected life of 3 years.

b. Share based compensation

The Company amended its stock option plan ("Option Plan") as follows:

▪ changing the Option Plan from a rolling stock option plan to a fixed stock option plan;

▪ fixing the number of common shares issuable under the plan at 47,175,923 being 20% of the number of common shares issued and outstanding immediately following the completion of the Qualifying Transaction and amending the Option Plan to include provisions relating to the grant of options to a person who is a citizen or resident of the United States, in accordance with the requirements of Section 409A of the United States Internal Revenue Code of 1986, as amended.

The Company's Board of Directors determines, among other things, the eligibility of individuals to participate in the Option Plan and the term, vesting periods, and the exercise price of options granted under the Option Plan. The stock option vesting ranges over a 1 year to 10-year period. The outstanding stock options at February 28, 2022 are as follows:

Grant date	Exercise price	Number of options	Number of vested options	Weighted Avg Remaining Life (years)
March 28, 2014	$2.13	5,103	5,103	2.08
September 23, 2019	0.19	56,309	-	2.57
May 29, 2020	0.27	73,700	73,700	3.25
August 18, 2020	0.19	73,700	73,700	8.47
June 8, 2021	0.99	434,830	-	4.26
June 8, 2021	0.86	1,647,990	-	4.26
June 8, 2021	0.86	250,000	250,000	4.26
July 7, 2021	1.39	400,000	-	4.77
December 6, 2021	0.65	1,185,400	-	4.77
January 19, 2022	0.65	150,000	-	4.89
Total	$0.78	4,277,032	402,503	4.30

A summary of the Company's stock options are as follows:

	Number of Options	Weighted Avg. Exercise Price
Balance as at February 29, 2020	1,181,709	0.31
Options exercised	(28,154)	0.19
Options issued	1,639,825	0.23
Balance as at February 28, 2021	2,793,380	$0.27
Options exercised	(1,605,042)	0.23
Options expired	(1,345,746)	-
Options issued	4,434,440	0.75
Balance as at February 28, 2022	4,277,032	$0.78

The Company recognized $1,196,361 of stock-based compensation for the year ended February 28, 2022 ($237,714 for the year ended February 28, 2021).

On May 29, 2020, the Company issued 884,400 options to two directors, which were fully vested, and exercised during the year ended February 28, 2022, and 73,700 options to an employee of the Company. The options are exercisable for a period of five years at an exercise price of $0.27 per option. The fair value of the options was estimated on the date of the grant at $0.12 per option using the Black- Scholes option pricing model with the following assumptions: expected volatility of 115%; expected dividend yield of 0%; risk-free interest rate of 0.40%; stock price of $0.16; and expected life of 3 years.

On August 18, 2020, the Company issued 608,025 options to two directors, which were fully vested, and exercised during the year ended February 28, 2022, and 73,700 options to an employee of the Company. The options are exercisable for a period of ten years at an exercise price of $0.19 per option. The fair value of the options was estimated on the date of the grant at $0.12 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 115%; expected dividend yield of 0%; risk- free interest rate of 0.40%; stock price of $0.16; and expected life of 3 years.

On June 8, 2021, the Company issued 663,300 options to an officer of the Company. The options are exercisable for a period of five years at an exercise price of $0.99 per option. The fair value of the options was estimated on the date of the grant at $0.58 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 100%; expected dividend yield of 0%; risk-free interest rate of 0.88%; stock price of $0.80; and expected life of 5 years.

On June 8, 2021, the Company issued 1,672,990 options to four directors, and 250,000 options to two employees of the Company in total. The options are exercisable for a period of five years at an exercise price of $0.86 per option. The fair value of the options was estimated on the date of the grant at $0.59 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 100%; expected dividend yield of 0%; risk-free interest rate of 0.88%; stock price of $0.80; and expected life of 5 years.

On July 7, 2021, the Company issued 250,000 options to one director and 150,000 options to an employee of the Company, which were fully vested. The options are exercisable for a period of five years at an exercise price of $1.39 per option. The fair value of the options was estimated on the date of the grant at $0.64 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 190%; expected dividend yield of 0%; risk-free interest rate of 1.94%; stock price of $0.94; and expected life of 5 years.

On December 6, 2021, the Company issued 100,000 options to one officer, 250,000 options to one director, 150,000 options to an employee of the Company, and 798,150 options to forty-one employees of Simbex in total. The options are exercisable for a period of five years at an exercise price of $0.65 per option. The fair value of the options was estimated on the date of the grant at $0.63 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 193%; expected dividend yield of 0%; risk-free interest rate of 1.38%; stock price of $0.65; and expected life of 5 years.

On January 19, 2022, the Company issued 150,000 options to an officer of the Company. The options are exercisable for a period of five years at an exercise price of $0.65 per option. The fair value of the options was estimated on the date of the grant at $0.63 per option using the Black-Scholes option pricing model with the following assumptions: expected volatility of 192%; expected dividend yield of 0%; risk-free interest rate of 1.68%; stock price of $0.65; and expected life of 5 years.

c. Warrants

The following warrants have been issued this year:

Grant date	Exercise price	Number of warrants	Number of vested warrants	Weighted Avg Remaining Life (years)
May 21, 2021	$1.25	2,121,232	2,121,232	0.80
May 21, 2021	0.47	876,231	876,231	0.80
May 21, 2021	0.85	243,675	243,675	0.80
November 11, 2021	0.86	199,804	199,804	1.70
February 15, 2022	0.55	542,431	542,431	2.96
February 15, 2022	0.70	7,749,000	7,749,000	2.96
Total	$0.79	11,732,373	11,732,373	2.35

A summary of the Company's warrants are as follows:

	Number of Warrants	Weighted Avg. Exercise Price
Balance as at February 28, 2021 and February 29, 2020	-	$-
Warrants issued as part of finance deal	10,070,036	0.70
Broker warrants issued as part of finance deal	1,662,337	0.09
Balance as at February 28, 2022	11,732,373	$0.79

During the year ended February 28, 2022, 11,731,373 warrants were issued (February 28, 2021 - $nil). 10,070,036 of these warrants were purchased as part of a unit during financing. 1,662,337 of these warrants were granted to brokers as share issuance costs.